RECOVERABLE TAXES - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RECOVERABLE TAXES
IRPJ/CSLL - prepayments and withheld taxes	R$ 223,754	R$ 575,351
PIS and COFINS - on acquisition of property, plant and equipment	126,990	61,376
PIS and COFINS - operations	287,206	507,919
PIS/COFINS - exclusion ICMS	128,115	128,115
ICMS - on acquisition of property, plant and equipment	112,672	115,560
ICMS - operations	1,393,260	1,515,840
Reintegra Program	110,121	108,657
Other taxes and contributions	24,089	18,758
Provision for loss of ICMS credits	(1,164,782)	(1,304,329)	R$ (10,792)
Provision for loss of PIS/COFINS credits	0	(21,132)	R$ 0
Recoverable taxes	1,241,425	1,706,115
Current assets	406,850	997,201
Non-current assets	R$ 834,575	R$ 708,914